Other Balance Sheet Liabilities - Components Of Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Accrued expenses and other liabilities, Total	$ 128.7	$ 134.8
Pension and other post-employment benefits, Other non-current liabilities	54.3	62.3
Other non-current liabilities, Total	162.2	153.3
Accrued expenses and other current liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Employment costs, Accrued expenses and other liabilities	66.1	73.7
Environmental liabilities, Accrued expenses and other liabilities	9.9	8.4
Accrued taxes, Accrued expenses and other liabilities	15.3	13.3
Pension and other post-employment benefits, Accrued expenses and other liabilities	4.9	5.4
Accrued interest, Accrued expenses and other liabilities	10.8	10.1
Dividends payable, Accrued expenses and other liabilities	15.6	14.2
Unrecognized tax benefits, Accrued expenses and other liabilities	1.7	3.3
Other, Accrued expenses and other liabilities	4.4	6.4
Accrued expenses and other liabilities, Total	128.7	134.8
Other non-current liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Employment costs, Other non-current liabilities	18.0	19.4
Environmental liabilities, Other non-current liabilities	102.0	106.4
Accrued taxes, Other non-current liabilities	0.0	0.0
Pension and other post-employment benefits, Other non-current liabilities	0.0	0.0
Accrued interest, Other non-current liabilities	0.0	0.0
Dividends Payable, Noncurrent, Other non-current liabilities	0.0	0.0
Unrecognized tax benefits, Other non-current liabilities	16.1	18.1
Other, Other non-current liabilities	26.1	9.4
Other non-current liabilities, Total	$ 162.2	$ 153.3